TAXES BASED ON INCOME - Schedule of Components of the Temporary Differences (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 24.9	$ 25.7
Net operating loss carryforwards	161.4	154.6
Tax credit carryforwards	55.9	46.5
Stock-based compensation	10.7	11.8
Pension and other postretirement benefits	52.4	57.8
Lease liabilities	39.0	30.5
Other assets	32.2	21.3
Valuation allowance	(68.2)	(67.7)
Total deferred tax assets	308.3	280.5
Depreciation and amortization	(80.2)	(41.6)
Repatriation accrual	(39.0)	(18.9)
Foreign operating loss recapture	(3.6)	(3.4)
Lease assets	(38.7)	(29.7)
Total deferred tax liabilities	(161.5)	(93.6)
Total net deferred tax assets	$ 146.8	$ 186.9